Fair value of financial instruments - Disclosure of detailed information about changes in fair value of level 3 investments (Details) - Level 3 [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Balance - January 1	$ 34,934	$ 25,063
Acquisitions	7,968	12,754
Warrants exercised	(80)	(1,122)
Acquisition of investments through acquisition of Tintic	(10,827)	0
Foreign exchange revaluation impact	49	0
Deconsolidation of Osisko Development	(110)	0
Balance - December 31	26,903	34,934
Warrants exercised [Member]
Disclosure of fair value measurement of assets [line items]
Change in fair value	(322)	300
Warrants expired [Member]
Disclosure of fair value measurement of assets [line items]
Change in fair value	(405)	(15)
Investments held at the end of the period [Member]
Disclosure of fair value measurement of assets [line items]
Change in fair value	$ (4,304)	$ (2,046)